UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/22

Date of reporting period: 06/30/23

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2023

Keeping a Long-Term Perspective with a Disciplined Approach

August, 2023

Dear Fellow Shareholders,

As we reflect back on the first six months of 2023, most would agree that the financial markets were eventful. Ongoing market volatility and economic uncertainty, along with concerns about the banking industry, seemed to dominate the headlines. At the heart of market-related activity was the Federal Reserve (the “Fed”) and its current monetary policy, as the central bank continued to try and balance the direction of interest rates with levels of economic growth. And with it was a delicate balancing act, attempting to control inflation without tipping the economy into a possible recession.

Through it all, high-yield corporate bonds and mid-cap stocks managed to post what we believe to be impressive returns. As of June 30, 2023, the S&P 500® Index gained 15.91% year-to-date. Mid-cap stock performance, as measured by the CRSP® U.S. Mid Cap Index, was up 8.80% for the same period. And high-yield corporate bonds, as measured by the Bloomberg® Corporate High Yield Index*, rose 5.38% for the 6-month period.

So, where are we now, and what might this mean for the remainder of 2023 and beyond? Let’s take a look at some important factors driving financial markets.

Key Market Drivers

As noted above, the Fed is exerting its influence on financial markets. Through efforts to keep inflation in check, the Fed has raised interest rates in the form of the federal funds rate (the rate that banks charge each other to borrow or lend excess reserves overnight) 11 times, totaling 5.25% (as of the date of this letter), since March of 2022. After announcing interest rate increases at 10 consecutive Federal Open Market Committee meetings since that time, the Fed pushed “pause” at its June meeting. However, the Fed resumed its rate hike strategy yet again in late-July by raising rates an additional quarter percentage point, bringing the federal funds rate to a target range of 5.25%-5.5% — the highest level since 2001. Fed Chair Jerome Powell commented that future decisions will be made on a “meeting-by-meeting” basis, but acknowledged that additional hikes are possible if the Fed believes they are warranted by economic data.

There are many questions and unknowns at the present time. Will the Fed’s monetary policy ultimately be enough to successfully guide the economy to a so-called “safe landing?” Or might it not find the precise formula to do so and possibly risk the economy falling into a recession? Understandably, this has created uncertainty and concern for many investors.

NOT A PART OF THE SEMI-ANNUAL REPORT

The federal government injected an unprecedented greater than $3 trillion of liquidity into the financial markets during the pandemic. Despite rhetoric that it would pull back some of the liquidity, the Federal Reserve and the U.S. Treasury actually increased liquidity in the system. Liquidity rose $60 billion, or 1%, to $5.95 trillion in the 12 months ended June 30, 2023. Impressively, the Fed was able to add this liquidity while shrinking its balance sheet by more than $790 billion. These are some of the key components of the Fed’s strategic focus that could significantly impact financial markets.

Looking ahead, investors will likely also keep a watchful eye on leading economic indicators, such as consumer prices, unemployment, and corporate earnings, among others. And it’s not only about how the U.S. economy fares. Especially in today’s growing global economy, events related to macroeconomic and geopolitical conditions around the world can have powerful and broad-reaching influence.

Market Overviews

High-Yield Corporate Bonds

Throughout a volatile first half of the year, the high-yield corporate bond market generally demonstrated impressive resiliency. In particular, lower-rated issues led the pack for the most part during periods of market turbulence. The resiliency of the asset class was apparent within most market sectors, with the exception of Banking and Financials, which felt the effects of the banking crisis caused by several bank failures, beginning in March of 2023. Some sectors, such as Industrials and Consumer Cyclicals, benefitted by healthy consumer spending, as well as stronger-than-expected economic growth.

Certain areas of the high-yield market did, however, experience relative weakness in underlying credit fundamentals. While credit fundamentals for issuers in the high-yield universe remain fairly stable overall, some lower-rated companies with outstanding floating rate debt are feeling the effects of higher interest expense — a product of the rising interest rate environment. In addition, stickier inflation is keeping business costs higher in many sectors, which has led to concerns about profit margins in coming quarters. It’s also important to note that the positive returns for the asset class in the first six months of the year were somewhat offset by default rates, which continued to trend higher.

As was the case in the first quarter of 2023, high-yield issuers continued their efforts to be opportunistic when it came to managing debt and bond maturities. Yield levels and relatively strong demand led to the highest refinancing activity since 2021, according to J.P. Morgan Credit Research. Year-to-date high-yield bond issuance thru mid-August 2023 totaled $110.8 billion, which compares to $77.8 billion through the same period in 2022. With an estimated $350 billion in high-yield bonds and leveraged loans maturing through 2025, issuers may continue to be active during the remainder of 2023.

NOT A PART OF THE SEMI-ANNUAL REPORT

As volatility lingers, and concerns related to certain macroeconomic and geopolitical issues persist, your investment management team continues to employ an actively-managed approach. With a goal to help mitigate risk, while seeking to provide a stable and consistent level of income, the team continues to rely on its in-depth credit research, as well as comprehensive portfolio analysis and construction. Since yields are generally expected to move slightly higher during the rest of the year, your investment team is focused on managing portfolio duration with a lower bias, while opportunistically moving up in credit quality to mitigate potentially-widening credit spreads due to a possible economic downturn.

Equities

Equity markets posted positive returns across all capitalization ranges during the first half of 2023.

Looking ahead, your investment management team anticipates that the Federal Reserve will continue to raise interest rates through the second half of 2023 and leave rates elevated into 2024 — generally viewed as a “higher for longer” sentiment by many market participants. If this proves to be the case, it will likely continue to impact the interest rate-sensitive portion of the economy. Some market participants are concerned that this, in turn, may lead to an economic recession, with higher unemployment during late-2023 or early-2024. As a result, the team thinks future corporate profits may be materially lower than the markets are currently expecting.

So, while there are a number of positives that investors can point to, your investment management team remains cautiously optimistic about the equity markets for the course of the fiscal period ahead. Their cautious optimism — in particular, for mid-cap stocks — is driven by several factors, including what they believe to be attractive valuations, current high employment rates, continued strong demand for goods and services, and the considerable monetary and fiscal policy stimulus by the U.S. government.

Tempering these positive developments are volatile energy prices, fueled in part by years of under-investment in energy infrastructure, and the energy shock caused by the Russia/Ukraine conflict. Also, American and allied countries’ sanctions against Russia, persistent inflation, and a continuation of the Federal Reserve’s monetary-tightening cycle. In addition, the recent failures of several banks may lead to tighter lending standards at regional and medium-sized banks, as these banks rebuild capital and adjust their lending standards. The Fed is likely to continue to significantly reduce the absolute size of its balance sheet. As a result, your investment team anticipates that investors will continue to be intensely focused on both inflation data and the actions of the Federal Reserve in the coming year.

NOT A PART OF THE SEMI-ANNUAL REPORT

Looking Ahead

One thing that is certain in the financial markets is uncertainty. That’s why we believe that investors should maintain a long-term perspective, and we encourage investors to consult with a financial professional, who can help them develop an asset allocation model and diversified portfolio. Although market volatility and changing economic conditions may trigger uncertainty or fear, we caution investors to try to avoid making emotionally-based, reactive decisions. Rather, we feel it’s critically important to keep in mind your personal investment objectives and long-term financial goals.

Your investment management team continually seeks to apply a disciplined investment and research process to its equity and high-yield strategies. The team remains committed to its disciplined investment and research process that not only includes detailed analysis of companies owned in the high-yield and equity strategies, but also seeks to uncover new opportunities within their respective markets.

With more than 100 years of combined experience, our seasoned investment professionals actively manage each portfolio with a goal to identify opportunities, continually seeking to maximize return potential while, at the same time, mitigating market risks. They painstakingly look for what the team believes to be fiscally-responsible corporate management teams that are committed to growing operations prudently, and who recognize they can potentially improve their credit profile by focusing on company-specific measures. Despite ever-changing market and economic conditions, your investment team’s efforts remain focused on its investment selection process and risk management principles.

As always, thank you for continued trust and confidence in Aquila Group of Funds.

Sincerely,

Pedro V. Marcal Lead Portfolio Manager Aquila Opportunity Growth Fund	Diana P. Herrmann President	David M. Schiffman Lead Portfolio Manager Aquila High Income Fund

NOT A PART OF THE SEMI-ANNUAL REPORT

*	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information therein, nor does Bloomberg make any warranty, express or implied, as to results to be obtained therefrom, and, to the maximum extent allowed by the law, Bloomberg shall not have any liability or responsibility for any injury or damages arising in connection therewith.

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may rise or decline due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of a Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance. The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of a Fund's assets may go down.

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets is used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

NOT A PART OF THE SEMI-ANNUAL REPORT

Aquila High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund. Small and midsized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s portfolio managers think appropriate, and offer greater potential for gain and loss. The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (94.7%)	Value
	Banking (1.5%)
	Comerica, Inc.
$1,000,000	3.700%, 07/31/23	$996,440
	The Huntington National Bank
500,000	3.550%, 10/06/23	495,942
		1,492,382
	Basic Industry (0.9%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	912,498

	Brokerage/Asset Managers/Exchanges (2.2%)
	LPL Holdings, Inc.
2,375,000	4.625%, 11/15/27 144A	2,227,019

	Capital Goods (7.8%)
	Aerospace/Defense (1.0%)
	TransDigm, Inc.
1,000,000	6.375%, 06/15/26	987,007

	Building Materials (3.0%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,171,573
	PGT Innovations, Inc.
1,866,000	4.375%, 10/01/29 144A	1,740,612
		2,912,185
	Diversified Manufacturing (2.8%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,805,154

	Packaging (1.0%)
	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	978,750
	Total Capital Goods	7,683,096

	Communications (4.9%)
	Cable Satellite (2.3%)
	Viasat, Inc.
2,300,000	5.625%, 09/15/25 144A	2,228,677

1 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Communications (continued)
	Media Entertainment (2.6%)
	Nexstar Media, Inc.
$2,800,000	5.625%, 07/15/27 144A	$2,609,857
	Total Communications	4,838,534

	Consumer Cyclical (26.1%)
	Automotive (3.4%)
	Ford Holdings LLC
1,000,000	9.300%, 03/01/30	1,122,500
	Ford Motor Company
500,000	6.100%, 08/19/32	484,578
	Ford Motor Credit Co. LLC
500,000	5.584%, 03/18/24	496,473
	JB Poindexter & Co., Inc.
1,350,000	7.125%, 04/15/26 144A	1,319,935
		3,423,486
	Consumer Cyclical Services (5.1%)
	ASGN, Inc.
1,575,000	4.625%, 05/15/28 144A	1,424,871
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,703,480
	Cushman & Wakefield US Borrower LLC
2,100,000	6.750%, 05/15/28 144A	1,900,500
		5,028,851
	Gaming (5.8%)
	Caesars Entertainment, Inc.
1,000,000	6.250%, 07/01/25 144A	995,369
	Churchill Downs, Inc.
600,000	5.500%, 04/01/27 144A	576,859
2,000,000	4.750%, 01/15/28 144A	1,854,802
	Penn Entertainment, Inc.
500,000	5.625%, 01/15/27 144A	467,544
	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	919,124
	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	907,870
		5,721,568

2 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Cyclical (continued)
	Home Construction (1.7%)
	Century Communities, Inc.
$1,675,000	6.750%, 06/01/27	$1,677,518

	Leisure (4.0%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,452,096
1,550,000	4.750%, 10/15/27 144A	1,445,375
	Royal Caribbean Cruises Ltd.
1,000,000	8.250%, 01/15/29 144A	1,049,854
		3,947,325
	Lodging (1.3%)
	Marriott Ownership Resorts, Inc.
1,450,000	4.750%, 01/15/28	1,305,000

	Restaurants (0.9%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	892,100

	Retailers (3.9%)
	Academy Ltd.
2,050,000	6.000%, 11/15/27 144A	1,968,000
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	874,623
1,000,000	7.500%, 06/15/29	1,013,320
		3,855,943
	Total Consumer Cyclical	25,851,791

	Consumer Non-Cyclical (10.6%)
	Food and Beverage (3.2%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,075,903
	United Natural Foods, Inc.
925,000	6.750%, 10/15/28 144A	766,714
	US Foods, Inc.
1,500,000	4.750%, 02/15/29 144A	1,373,324
		3,215,941

3 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Non-Cyclical (continued)
	Healthcare (3.1%)
	Avantor Funding, Inc.
$1,000,000	4.625%, 07/15/28 144A	$926,923
	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,110,408
	Teleflex, Inc.
1,100,000	4.250%, 06/01/28 144A	1,005,119
		3,042,450
	Supermarkets (4.3%)
	Albertsons Cos Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC
1,325,000	4.625%, 01/15/27 144A	1,255,443
1,300,000	5.875%, 02/15/28 144A	1,263,262
	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,772,605
		4,291,310
	Total Consumer Non-Cyclical	10,549,701

	Energy (14.2%)
	Independent (3.8%)
	Occidental Petroleum Corp.
2,000,000	8.500%, 07/15/27	2,160,420
1,000,000	7.500%, 05/01/31	1,091,840
	PDC Energy, Inc.
500,000	6.125%, 09/15/24	499,747
		3,752,007
	Midstream (7.9%)
	Buckeye Partners LP
1,500,000	4.150%, 07/01/23	1,500,000
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,100,000	5.750%, 04/01/25	1,080,757
1,000,000	8.000%, 04/01/29 144A	1,012,412
	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,140,139
	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,095,515
		7,828,823

4 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Energy (continued)
	Oil Field Services (2.5%)
	Transocean Titan Financing Ltd.
$1,250,000	8.375%, 02/01/28 144A	$1,276,563
	USA Compression Partners LP/USA Compression Finance Corp.
1,200,000	6.875%, 04/01/26	1,175,513
		2,452,076
	Total Energy	14,032,906

	Finance Companies (4.8%)
	Fortress Transportation and Infrastructure Investors LLC
1,492,000	6.500%, 10/01/25 144A	1,469,864
2,250,000	9.750%, 08/01/27 144A	2,323,735
	OneMain Finance Corp.
1,000,000	6.125%, 03/15/24	996,589
		4,790,188
	Other Financial (0.7%)
	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	649,755

	Other Industrial (2.1%)
	Tutor Perini Corp.
2,500,000	6.875%, 05/01/25 144A	2,073,210

	REITs (4.5%)
	Other REITs (4.5%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,000,000	4.750%, 10/15/27	931,000
	Rithm Capital Corp.
1,875,000	6.250%, 10/15/25 144A	1,757,812
	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,766,844
		4,455,656

5 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Technology (9.0%)
	Black Knight InfoServ LLC
$750,000	3.625%, 09/01/28 144A	$673,890
	Camelot Finance SA
500,000	4.500%, 11/01/26 144A	471,020
	Coherent Corp.
1,500,000	5.000%, 12/15/29 144A	1,353,915
	Elastic NV
1,000,000	4.125%, 07/15/29 144A	862,674
	Entegris, Inc.
1,000,000	4.375%, 04/15/28 144A	904,980
	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	873,760
875,000	5.250%, 03/15/28 144A	818,088
	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
875,000	4.625%, 11/01/26 144A	820,549
	SS&C Technologies, Inc.
1,825,000	5.500%, 09/30/27 144A	1,747,123
	Zoominfo Technologies LLC/Zoominfo Finance Corp.
500,000	3.875%, 02/01/29 144A	430,046
		8,956,045
	Transportation (5.4%)
	Airlines (2.0%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
2,000,000	5.500%, 04/20/26 144A	1,981,379

	Railroads (2.0%)
	Watco Cos. LLC / Watco Finance Corp.
2,050,000	6.500%, 06/15/27 144A	1,948,112

	Transportation Services (1.4%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A	1,445,515
	Total Transportation	5,375,006
	Total Corporate Bonds (cost $99,636,908)	93,887,787

6 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Short-Term Investment (3.8%)		Value
3,782,514	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%* (cost $3,782,514)		$ 3,782,514

	Total Investments (cost $103,419,422 - note 4)	98.5%	97,670,301
	Other assets less liabilities	1.5	1,440,603
	Net Assets	100.0%	$ 99,110,904

* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $72,945,883 or 73.6% of net assets.

7 | Aquila Funds Trust

AQUILA HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Portfolio Distribution	Percent of Investments

Aerospace/Defense	1.1%
Airlines	2.1
Automotive	3.6
Banking	1.6
Brokerage/Asset Managers/ Exchanges	2.4
Building Materials	3.1
Cable Satellite	2.4
Consumer Cyclical Services	5.4
Diversified Manufacturing	3.0
Finance Companies	5.1
Food and Beverage	3.4
Gaming	6.1
Healthcare	3.2
Home Construction	1.8
Independent	4.0
Leisure	4.2
Lodging	1.4
Media Entertainment	2.8
Midstream	8.3
Oil Field Services	2.6
Other Financial	0.7
Other Industrial	2.2
Other REITs	4.7
Packaging	1.0
Paper	1.0
Railroads	2.1
Restaurants	1.0
Retailers	4.1
Supermarkets	4.6
Technology	9.5
Transportation Services	1.5
100.0%

See accompanying notes to financial statements.

8 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS JUNE 30, 2023 (unaudited)

Shares	Common Stocks (95.6%)	Market Value
	Communication Services (3.9%)
	Entertainment (1.7%)
15,000	Take-Two Interactive Software, Inc.+	$2,207,400

	Interactive Media & Services (2.2%)
50,000	Snap, Inc.+	592,000
88,000	ZoomInfo Technologies, Inc.+	2,234,320
		2,826,320
	Total Communication Services	5,033,720

	Consumer Discretionary (6.9%)
	Automobiles (1.2%)
104,000	Ford Motor Co.	1,573,520

	Hotels, Restaurants & Leisure (2.7%)
42,000	Caesars Entertainment, Inc.+	2,140,740
12,000	Expedia Group, Inc.+	1,312,680
		3,453,420
	Household Durables (0.7%)
12,000	Century Communities, Inc.	919,440

	Leisure Products (1.2%)
80,000	Mattel, Inc.+	1,563,200

	Specialty Retail (1.1%)
10,000	Dick's Sporting Goods, Inc.	1,321,900
	Total Consumer Discretionary	8,831,480

	Consumer Staples (5.5%)
	Food & Staples Retailing (1.4%)
38,000	Kroger Co.	1,786,000

	Food Products (4.1%)
24,000	Campbell Soup Co.	1,097,040
34,000	Kellogg Co.	2,291,600
52,000	The Kraft Heinz Co.	1,846,000
		5,234,640
	Total Consumer Staples	7,020,640

9 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Energy (7.8%)
	Energy Equipment & Services (0.5%)
18,000	Halliburton Co.	$593,820

	Oil, Gas & Consumable Fuels (7.3%)
6,000	Cheniere Energy, Inc.	914,160
5,000	Hess Corp.	679,750
24,000	Occidental Petroleum Corp.	1,411,200
10,000	Phillips 66	953,800
17,000	Pioneer Natural Resources Co.	3,522,060
16,000	Valero Energy Corp.	1,876,800
		9,357,770
	Total Energy	9,951,590

	Financials (8.0%)
	Banks (1.9%)
64,000	Huntington Bancshares, Inc.	689,920
6,000	M&T Bank Corp.	742,560
14,000	Webster Financial Corp.	528,500
17,000	Zions Bancorp NA	456,620
		2,417,600
	Capital Markets (2.7%)
20,000	The Bank of New York Mellon Corp.	890,400
6,000	LPL Financial Holdings, Inc.	1,304,580
11,000	State Street Corp.	804,980
4,000	T Rowe Price Group, Inc.	448,080
		3,448,040
	Insurance (3.4%)
60,000	MetLife, Inc.	3,391,800
21,000	Unum Group	1,001,700
		4,393,500
	Total Financials	10,259,140

10 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Health Care (11.2%)
	Biotechnology (2.5%)
2,000	Alnylam Pharmaceuticals, Inc.+	$379,880
3,000	Biogen, Inc.+	854,550
8,000	BioMarin Pharmaceutical, Inc.+	693,440
7,000	Seagen, Inc.+	1,347,220
		3,275,090
	Health Care Equipment & Supplies (2.2%)
5,000	DexCom, Inc.+	642,550
2,000	IDEXX Laboratories, Inc.+	1,004,460
8,000	Zimmer Biomet Holdings, Inc.	1,164,800
		2,811,810
	Health Care Providers & Services (3.4%)
10,000	Centene Corp.+	674,500
15,000	Guardant Health, Inc.+	537,000
3,000	McKesson Corp.	1,281,930
13,000	Quest Diagnostics, Inc.	1,827,280
		4,320,710
	Life Sciences Tools & Services (3.1%)
28,000	Avantor, Inc.+	575,120
11,000	Illumina, Inc.+	2,062,390
6,000	IQVIA Holdings, Inc.+	1,348,620
		3,986,130
	Total Healthcare	14,393,740

	Industrials (13.4%)
	Aerospace & Defense (3.0%)
24,000	AeroVironment, Inc.+	2,454,720
3,000	Northrop Grumman Corp.	1,367,400
		3,822,120
	Commercial Services & Supplies (1.4%)
12,000	Republic Services, Inc.	1,838,040

	Construction & Engineering (0.6%)
4,000	Quanta Services, Inc.	785,800

11 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Industrials (continued)
	Electrical Equipment (2.7%)
6,000	Encore Wire Corp.	$1,115,580
4,000	Rockwell Automation, Inc.	1,317,800
40,000	Shoals Technologies Group, Inc.+	1,022,400
		3,455,780
	Machinery (2.7%)
45,000	Allison Transmission Holdings, Inc.	2,540,700
8,000	Xylem, Inc.	900,960
		3,441,660
	Professional Services (1.3%)
4,000	Jacobs Solutions, Inc.	475,560
5,000	Verisk Analytics, Inc.	1,130,150
		1,605,710
	Trading Companies & Distributors (1.7%)
12,000	WESCO International, Inc.	2,148,720
	Total Industrials	17,097,830

	Information Technology (18.0%)
	Communications Equipment (2.9%)
8,000	Arista Networks, Inc.+	1,296,480
60,000	Viasat, Inc.+	2,475,600
		3,772,080
	Electronic Equipment/Instrument (1.0%)
25,000	Coherent Corp.+	1,274,500

	Semiconductors & Semiconductor Equipment (6.0%)
25,000	Ambarella, Inc.+	2,091,750
10,000	Enphase Energy, Inc.+	1,674,800
10,000	Impinj, Inc.+	896,500
27,000	Micron Technology, Inc.	1,703,970
29,000	PDF Solutions, Inc.+	1,307,900
		7,674,920

12 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Information Technology (continued)
	Software (8.1%)
7,000	Cadence Design Systems, Inc.+	$1,641,640
11,000	CommVault Systems, Inc.+	798,820
18,000	Elastic NV+	1,154,160
14,000	Splunk, Inc.+	1,485,260
3,000	Synopsys, Inc.+	1,306,230
11,000	Workday, Inc.+	2,484,790
10,000	Zscaler, Inc.+	1,463,000
		10,333,900
	Total Information Technology	23,055,400

	Materials (7.1%)
	Chemicals (0.5%)
11,000	Corteva, Inc.	630,300

	Construction Materials (1.5%)
4,000	Martin Marietta Materials, Inc.	1,846,760

	Containers & Packaging (0.7%)
15,000	Ball Corp.	873,150

	Metals & Mining (4.4%)
80,000	Barrick Gold Corp.	1,354,400
108,000	Lithium Americas Corp.+	2,182,680
40,000	Newmont Corp.	1,706,400
4,000	Steel Dynamics, Inc.	435,720
		5,679,200
	Total Materials	9,029,410

	Real Estate (6.4%)
	Equity Real Estate Investment (5.5%)
7,000	AvalonBay Communities, Inc.	1,324,890
25,000	Crown Castle, Inc.	2,848,500
90,000	VICI Properties, Inc.	2,828,700
		7,002,090

13 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Real Estate (continued)
	Office REITS (0.9%)
10,000	Alexandria Real Estate Equities, Inc.	$1,134,900
	Total Real Estate	8,136,990

	Utilities (7.4%)
	Electric Utilities (3.8%)
24,000	Entergy Corp.	2,336,880
65,000	FirstEnergy Corp.	2,527,200
		4,864,080
	Multi-Utilities (3.6%)
35,000	CMS Energy Corp.	2,056,250
29,000	WEC Energy Group, Inc.	2,558,960
		4,615,210
	Total Utilities	9,479,290
	Total Common Stocks (cost $107,186,813)	122,289,230

	Short-Term Investment (4.6%)
5,901,985	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%* (cost $5,901,985)		$ 5,901,985

	Total Investments (cost $113,088,798 - note 4)	100.2%	128,191,215
	Other assets less liabilities	(0.2)	(272,456)
	Net Assets	100.0%	$ 127,918,759

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

14 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2023 (unaudited)

Portfolio Distribution	Percent of Common Stocks

Aerospace & Defense	3.1%
Automobiles	1.3
Banks	2.0
Biotechnology	2.7
Capital Markets	2.8
Chemicals	0.5
Commercial Services & Supplies	1.5
Communications Equipment	3.1
Construction & Engineering	0.6
Construction Materials	1.5
Containers & Packaging	0.7
Electric Utilities	4.0
Electrical Equipment	2.8
Electronic Equipment/Instrument	1.0
Energy Equipment & Services	0.5
Entertainment	1.8
Equity Real Estate Investment	5.7
Food & Staples Retailing	1.5
Food Products	4.3
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	3.5
Hotels, Restaurants & Leisure	2.8
Household Durables	0.8
Insurance	3.6
Interactive Media & Services	2.3
Leisure Products	1.3
Life Sciences Tools & Services	3.3
Machinery	2.8
Metals & Mining	4.6
Multi-Utilities	3.8
Office REITS	0.9
Oil, Gas & Consumable Fuels	7.7
Professional Services	1.3
Semiconductors & Semiconductor Equipment	6.3
Software	8.4
Specialty Retail	1.1
Trading Companies & Distributors	1.8
100.0%

See accompanying notes to financial statements.

15 | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 2023 (unaudited)

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
ASSETS
Investments at value (cost $103,419,422 and $113,088,798 respectively)	$97,670,301	$128,191,215
Receivable for interest and dividends	1,624,600	115,144
Receivable for Fund shares sold	143,647	25,747
Other assets	22,969	11,842
Total assets	99,461,517	128,343,948
LIABILITIES
Payable for Fund shares redeemed	160,514	202,809
Transfer and shareholder servicing fees	71,676	86,280
Dividends payable	46,350	—
Management fees payable	39,338	92,523
Distribution and service fees payable	151	346
Accrued expenses	32,584	43,231
Total liabilities	350,613	425,189
NET ASSETS	$99,110,904	$127,918,759
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$125,505	$31,765
Additional paid-in capital	111,239,389	106,091,640
Total distributable earnings (losses)	(12,253,990)	21,795,354
	$99,110,104	$127,918,759
CLASS A
Net Assets	$33,649,436	$64,866,109
Capital shares outstanding	4,263,418	1,689,499
Net asset value and redemption price per share	$7.89	$38.39
Maximum offering price per share (100/96 of $7.89 and 100/95.75 of $38.39, respectively, adjusted to the nearest cent)	$8.22	$40.09
CLASS C
Net Assets	$1,161,654	$3,351,606
Capital shares outstanding	147,156	140,243
Net asset value and redemption price per share	$7.89	$23.90
CLASS I
Net Assets	$622,738	$1,012,367
Capital shares outstanding	79,019	24,582
Net asset value, offering and redemption price per share	$7.88	$41.18
CLASS Y
Net Assets	$63,677,076	$58,688,677
Capital shares outstanding	8,060,857	1,322,148
Net asset value, offering and redemption price per share	$7.90	$44.39

See accompanying notes to financial statements.

16 | Aquila Funds Trust

STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2023 (unaudited)

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
Investment Income
Interest income	$2,610,180	$115,532
Dividend income
(net of foreign tax withheld of $0 and $5,100, respectively)	—	960,760
Total investment income	2,610,180	1,076,292

Expenses
Management fees (note 3)	321,124	566,743
Distribution and service fees (note 3)	40,643	116,441
Transfer and shareholder servicing agent fees (note 3)	69,560	83,574
Trustees’ fees and expenses	61,815	78,291
Legal fees	39,282	70,174
Registration fees and dues	30,344	33,609
Fund accounting fees	18,927	12,053
Auditing and tax fees	10,365	14,084
Shareholders’ reports	7,286	12,556
Compliance services (note 3)	5,097	5,092
Insurance	2,686	3,462
Custodian fees	2,514	5,417
Line of credit commitment fee (note 9)	2,250	2,880
Miscellaneous	9,530	18,259
Total expenses	621,423	1,022,635
Management fee waived and/or reimbursed expenses (note 3)	(86,076)	—
Net expenses	535,347	1,022,635

Net investment income (loss)	2,074,833	53,657

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(1,214,008)	6,639,280
Change in unrealized appreciation (depreciation) on investments	2,449,116	804,085

Net realized and unrealized gain (loss) on investments	1,235,108	7,443,365
Net change in net assets resulting from operations	$3,309,941	$7,497,022

See accompanying notes to financial statements.

17 | Aquila Funds Trust

AQUILA HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income	$2,074,833	$4,718,642
Net realized gain (loss) from securities transactions	(1,214,008)	(3,981,947)
Change in unrealized appreciation (depreciation) on investments	2,449,116	(9,404,415)
Change in net assets resulting from operations	3,309,941	(8,667,720)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(749,345)	(1,476,719)

Class C Shares	(21,581)	(65,108)

Class I Shares	(15,404)	(34,187)

Class Y Shares	(1,433,977)	(3,636,101)

Change in net assets from distributions	(2,220,307)	(5,212,115)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	9,755,727	22,282,106
Reinvested dividends and distributions	1,917,813	4,547,680
Cost of shares redeemed	(15,032,841)	(74,667,288)
Net decrease in net assets from capital share transactions	(3,359,301)	(47,837,502)
Change in net assets	(2,269,667)	(61,717,337)

NET ASSETS:
Beginning of period	101,380,571	163,097,908
End of period	$99,110,904	$101,380,571

See accompanying notes to financial statements.

18 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$53,657	$(157,141)
Net realized gain (loss) from securities transactions	6,639,280	6,419,400
Change in unrealized appreciation (depreciation) on investments	804,085	(35,898,369)
Change in net assets resulting from operations	7,497,022	(29,636,110)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	—	(6,332,075)

Class C Shares	—	(702,275)

Class I Shares	—	(117,667)

Class Y Shares	—	(5,154,912)

Change in net assets from distributions	—	(12,306,929)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	4,742,460	17,041,796
Reinvested dividends and distributions	—	11,449,562
Cost of shares redeemed	(14,944,916)	(65,214,348)
Net decrease in net assets from capital share transactions	(10,202,456)	(36,722,990)
Change in net assets	(2,705,434)	(78,666,029)

NET ASSETS:
Beginning of period	130,624,193	209,290,222
End of period	$127,918,759	$130,624,193

See accompanying notes to financial statements.

19 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2023 (unaudited)

1. Organization

Aquila Funds Trust (the “Trust”), a Massachusetts business trust, is comprised of two series: Aquila High Income Fund and Aquila Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Shareholders who purchase $1 million or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 1% for redemption within 18 months of purchase. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge (“CDSC”); this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no CDSC and no distribution fee. While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares outstanding as of June 30, 2023.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

20 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. For purposes of the 1940 Act, a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Rule 2a-5 under the 1940 Act provides that in the event that market quotations are not readily available, such securities must be valued at their fair value as determined in good faith by each Fund’s Board of Trustees. Rule 2a-5 further provides that the Board may choose to designate a “valuation designee” to perform the fair value determination. The Aquila Funds Trust Board has designated Aquila Investment Management LLC as the valuation designee (the “Valuation Designee”) to determine the fair value of Fund securities in good faith. Aquila Investment Management LLC, as Valuation Designee, selects an appropriate methodology or methodologies for determining and calculating the fair value of Fund investments and applies such methodology or methodologies in a consistent manner, including specifying the key inputs and assumptions specific to each asset class or portfolio holding.

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

21 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2023:

Valuation Inputs	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices — Common Stocks, Mutual Funds, and Short-Term Investments	$3,782,514	$128,191,215
Level 2 – Other Significant Observable Inputs	93,887,787	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$97,670,301	$128,191,215
* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.
e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.
g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

22 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2022, Aquila Opportunity Growth Fund increased paid-in capital by $6,057,246 and decreased distributable earnings by $6,057,246. This reclassification had no effect on net assets or net asset value per share.
i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a)	Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. Under each Advisory and Administrative Agreement, the Manager provides all portfolio management and administrative services to the respective Fund. The Manager’s services include providing the offices of the Funds and all related services and overseeing all the various support organizations to the Funds such as the transfer and shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

For its services to Aquila High Income Fund, the Manager was entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. The Manager had contractually undertaken to waive its fees so that management fees were equivalent to 0.65 of 1% of such net asset value on the net assets of the Fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2024.

Effective July 1, 2022, the Manager has contractually undertaken to waive fees and/or reimburse expenses of Aquila High Income Fund so that total Fund expenses will not exceed 1.20% for Class A shares, 2.00% for Class C shares, 0.93% for Class F Shares, 1.30% for Class I Shares and 1.00% for Class Y Shares. These expense limitations are in effect until April 30, 2024 and the arrangement may not be terminated without the approval of the Board of Trustees. For the six months ended June 30, 2023, the Fund incurred management fees of $321,124 of which $86,076 was waived. If total annual Fund operating expenses of any class in a fiscal year are less than the respective expense caps described above, as well as below the expense cap which was in place at the time of the reimbursed expenses or waived fees, the Manager may recover the difference between the total annual Fund operating expenses of the class and the respective expense cap, up to, but not more than, the amount, if any, by which reimbursed expenses and waived fees over the preceding rolling three year period have not been paid by the Fund to the Manager.

23 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

For its services to Aquila Opportunity Growth Fund, the Manager was entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

For the six months ended June 30, 2023, these payments were as follows:

	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila High Income Fund	0.20%	$34,167	$1,616
Aquila Opportunity Growth Fund	0.30%	$96,589	$3,868

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2023, these payments were as follows:

	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila High Income Fund	$4,534	$1,511	$1,527
Aquila Opportunity Growth Fund	$14,416	$4,806	$4,780

24 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

With respect to Aquila High Income Fund, for the six months ended June 30, 2023, these payments were made at the average annual rate of 0.37% (0.12% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $1,329 of which $431 related to the Plan and $898 related to the Shareholder Services Plan.

With respect to Aquila Opportunity Growth Fund, for the six months ended June 30, 2023, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $2,062 of which $630 related to the Plan and $1,432 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor), Fund shares are sold primarily through the facilities of these financial intermediaries with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended June 30, 2023, Aquila High Income Fund's total commissions on sales of Class A Shares amounted to $5,666 of which the Distributor received $1,077. For the six months ended June 30, 2023, Aquila Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $11,038 of which the Distributor received $1,139.

c)	Transfer and shareholder servicing fees:

The Fund compensates certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila High Income Fund

During the six months ended June 30, 2023, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $8,937,313 and $15,241,767, respectively.

25 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

At June 30, 2023, the aggregate tax cost for all securities was $104,110,952. At June 30, 2023, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $42,242 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $6,482,893 for a net unrealized depreciation of $6,440,651.

Aquila Opportunity Growth Fund

During the six months ended June 30, 2023, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $60,137,967 and $74,136,737, respectively.

At June 30, 2023, the aggregate tax cost for all securities was $113,963,647. At June 30, 2023, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $17,630,003 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,402,435 for a net unrealized appreciation of $14,227,568.

5. Portfolio Orientation

Aquila High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Aquila Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”.

26 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Funds were as follows:

Aquila High Income Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	197,239	$1,558,668	888,585	$7,096,566
Reinvested distributions	85,435	674,152	163,731	1,300,924
Cost of shares redeemed	(554,707)	(4,379,600)	(1,054,609)	(8,378,152)
Net change	(272,033)	(2,146,780)	(2,293)	19,338
Class C Shares
Proceeds from shares sold	8,955	70,826	29,838	247,912
Reinvested distributions	2,645	20,871	7,522	60,124
Cost of shares redeemed	(34,552)	(271,152)	(212,068)	(1,697,824)
Net change	(22,952)	(179,455)	(174,708)	(1,389,788)
Class I Shares
Proceeds from shares sold	734	5,784	13,493	113,040
Reinvested distributions	1,553	12,241	3,428	27,244
Cost of shares redeemed	(24,250)	(191,695)	(23,468)	(187,476)
Net change	(21,963)	(173,670)	(6,547)	(47,192)
Class Y Shares
Proceeds from shares sold	1,027,310	8,120,449	1,846,342	14,824,588
Reinvested distributions	153,252	1,210,549	395,267	3,159,388
Cost of shares redeemed	(1,291,319)	(10,190,394)	(8,023,504)	(64,403,836)
Net change	(110,757)	(859,396)	(5,781,895)	(46,419,860)
Total transactions in Fund shares	(427,705)	$(3,359,301)	(5,965,443)	$(47,837,502)

27 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

Aquila Opportunity Growth Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	42,833	$1,590,614	196,847	$8,178,957
Reinvested distributions	—	—	155,616	5,820,053
Cost of shares redeemed	(164,902)	(6,096,536)	(379,180)	(15,422,225)
Net change	(122,069)	(4,505,922)	(26,717)	(1,423,215)
Class C Shares
Proceeds from shares sold	843	19,349	13,071	345,907
Reinvested distributions	—	—	28,957	676,732
Cost of shares redeemed	(61,229)	(1,421,081)	(301,075)	(8,243,066)
Net change	(60,386)	(1,401,732)	(259,047)	(7,220,427)
Class I Shares
Proceeds from shares sold	261	10,461	1,110	49,393
Reinvested distributions	—	—	2,801	112,338
Cost of shares redeemed	(8,967)	(362,424)	(31,543)	(1,364,832)
Net change	(8,706)	(351,963)	(27,632)	(1,203,101)
Class Y Shares
Proceeds from shares sold	73,381	3,122,036	176,940	8,467,539
Reinvested distributions	—	—	112,125	4,840,439
Cost of shares redeemed	(166,297)	(7,064,875)	(849,957)	(40,184,225)
Net change	(92,916)	(3,942,839)	(560,892)	(26,876,247)
Total transactions in Fund shares	(284,077)	$(10,202,456)	(874,288)	$(36,722,990)

7. Income Tax Information and Distributions

Aquila High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary

28 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

At December 31, 2022, Aquila High Income Fund had capital loss carryover of $3,936,466 of which $1,156,437 retains its character of long-term and $2,780,029 retains its character of short-term; both have no expiration.

The tax character of distributions:

	Aquila High Income Fund		Aquila Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2022	2021	2022	2021
Ordinary Income	$5,212,115	$8,453,747	$1,547,859	$2,683,756
Long term capital gain	—	—	10,759,069	54,434,891
	$5,212,115	$8,453,747	$12,306,928	$57,118,647

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Aquila High Income Fund	Aquila Opportunity Growth Fund
Ordinary Income	$2,551	$—
Accumulated net realized gain (loss)	(3,936,466)	—
Post-October losses	(527,333)	—
Unrealized appreciation (depreciation)	(8,882,376)	14,141,765
	$(13,343,624)	$14,141,765

For both Funds, the difference between cost and unrealized appreciation for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of December 31, 2022, Aquila High Income Fund incurred post-October losses of $527,333 and elected to defer such capital losses. Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following year for tax purposes.

8. Securities Traded on a When-Issued Basis

Aquila High Income Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

29 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

9. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 23, 2023 (per the August 24, 2024 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,
b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable per annum rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the adjusted daily simple Secured Overnight Financing Rate (“SOFR”) plus 1% or (ii) the sum of the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate, or (c) the adjusted daily simple Secured Overnight Financing Rate (“SOFR”) plus 1%).

There were no borrowings under the credit agreement during the six months ended June 30, 2023.

10. Risks

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Funds’ securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of a Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue to affect adversely the value and liquidity of the Funds’ investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly

30 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2023 (unaudited)

affected by past or future geopolitical or other events or conditions. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of a Fund’s assets may go down.

The value of your fixed income investments will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale and could also result in increased redemptions from fixed income funds.

Investments in the Funds are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s Manager thinks appropriate, and offer greater potential for gain and loss. The Funds may invest in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

These risks may result in share price volatility.

31 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.81	$8.61	$8.69	$8.39	$8.12	$8.55
Income (loss) from investment operations:
Net investment income(1)	0.16	0.30	0.30	0.30	0.27	0.32
Net gain (loss) on securities (both realized and unrealized)	0.09	(0.77)	—	0.33	0.31	(0.43)
Total from investment operations	0.25	(0.47)	0.30	0.63	0.58	(0.11)
Less distributions (note 7):
Dividends from net investment income	(0.17)	(0.33)	(0.34)	(0.33)	(0.31)	(0.32)
Distributions from capital gains	—	—	(0.04)	—	—	—
Total distributions	(0.17)	(0.33)	(0.38)	(0.33)	(0.31)	(0.32)
Net asset value, end of period	$7.89	$7.81	$8.61	$8.69	$8.39	$8.12
Total return (not reflecting sales charge)	3.24%(2)	(5.49)%	3.57%	7.74%	7.16%	(1.29)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$33,649	$35,419	$39,082	$39,982	$41,876	$42,640
Ratio of expenses to average net assets	1.20%(3)	1.19%	1.18%	1.21%	1.20%	1.14%
Ratio of net investment income to average net assets	4.09%(3)	3.69%	3.51%	3.60%	3.24%	3.87%
Portfolio turnover rate	10%(2)	9%	118%	347%	124%	118%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as, additional voluntary fee waivers and/or reimbursed expenses were (note 3):

Ratio of expenses to average net assets	1.38%(3)	1.40%	1.18%	1.21%	1.20%	1.14%
Ratio of investment income to average net assets	3.91%(3)	3.48%	3.51%	3.60%	3.24%	3.87%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

32 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.81	$8.61	$8.70	$8.39	$8.12	$8.55
Income (loss) from investment operations:
Net investment income(1)	0.13	0.23	0.24	0.23	0.20	0.26
Net gain (loss) on securities (both realized and unrealized)	0.09	(0.77)	(0.01)	0.34	0.31	(0.44)
Total from investment operations	0.22	(0.54)	0.23	0.57	0.51	(0.18)
Less distributions (note 7):
Dividends from net investment income	(0.14)	(0.26)	(0.28)	(0.26)	(0.24)	(0.25)
Distributions from capital gains	—	—	(0.04)	—	—	—
Total distributions	(0.14)	(0.26)	(0.32)	(0.26)	(0.24)	(0.25)
Net asset value, end of period	$7.89	$7.81	$8.61	$8.70	$8.39	$8.12
Total return (not reflecting CDSC)	2.83%(2)	(6.24)%	2.62%	7.00%	6.31%	(2.08)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,162	$1,329	$2,970	$4,256	$4,833	$7,091
Ratio of expenses to average net assets	2.00%(3)	2.00%	1.98%	2.01%	1.99%	1.94%
Ratio of net investment income to average net assets	3.28%(3)	2.83%	2.72%	2.79%	2.44%	3.08%
Portfolio turnover rate	10%(2)	9%	118%	347%	124%	118%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as, additional voluntary fee waivers and/or reimbursed expenses were (note 3):

Ratio of expenses to average net assets	2.17%(3)	2.17%	1.98%	2.01%	1.99%	1.94%
Ratio of investment income to average net assets	3.10%(3)	2.66%	2.72%	2.79%	2.44%	3.08%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

33 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.80	$8.61	$8.70	$8.39	$8.12	$8.55
Income (loss) from investment operations:
Net investment income(1)	0.16	0.29	0.30	0.30	0.26	0.32
Net gain (loss) on securities (both realized and unrealized)	0.09	(0.78)	(0.01)	0.34	0.31	(0.43)
Total from investment operations	0.25	(0.49)	0.29	0.64	0.57	(0.11)
Less distributions (note 7):
Dividends from net investment income	(0.17)	(0.32)	(0.34)	(0.33)	(0.30)	(0.32)
Distributions from capital gains	—	—	(0.04)	—	—	––
Total distributions	(0.17)	(0.32)	(0.38)	(0.33)	(0.30)	(0.32)
Net asset value, end of period	$7.88	$7.80	$8.61	$8.70	$8.39	$8.12
Total return	3.19%(2)	(5.70)%	3.37%	7.79%	7.08%	(1.35)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$623	$788	$926	$1,239	$1,174	$1,142
Ratio of expenses to average net assets	1.30%(3)	1.28%	1.25%	1.28%	1.27%	1.21%
Ratio of net investment income to average net assets	3.99%(3)	3.59%	3.42%	3.56%	3.16%	3.80%
Portfolio turnover rate	10%(2)	9%	118%	347%	124%	118%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as, additional voluntary fee waivers and/or reimbursed expenses were (note 3):

Ratio of expenses to average net assets	1.41%(3)	1.46%	1.25%	1.28%	1.27%	1.21%
Ratio of investment income to average net assets	3.89%(3)	3.41%	3.42%	3.56%	3.16%	3.80%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

34 | Aquila Funds Trust

AQUILA HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.81	$8.61	$8.69	$8.40	$8.13	$8.56
Income (loss) from investment operations:
Net investment income(1)	0.17	0.31	0.32	0.32	0.29	0.34
Net gain (loss) on securities (both realized and unrealized)	0.10	(0.77)	—	0.32	0.30	(0.43)
Total from investment operations	0.27	(0.46)	0.32	0.64	0.59	(0.09)
Less distributions (note 7):
Dividends from net investment income	(0.18)	(0.34)	(0.36)	(0.35)	(0.32)	(0.34)
Distributions from capital gains	—	—	(0.04)	—	—	––
Total distributions	(0.18)	(0.34)	(0.40)	(0.35)	(0.32)	(0.34)
Net asset value, end of period	$7.90	$7.81	$8.61	$8.69	$8.40	$8.13
Total return	3.47%(2)	(5.30)%	3.77%	7.82%	7.37%	(1.09)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$63,677	$63,845	$120,120	$136,978	$123,094	$109,939
Ratio of expenses to average net assets	1.00%(3)	1.00%	0.98%	1.01%	1.00%	0.94%
Ratio of net investment income to average net assets	4.28%(3)	3.86%	3.71%	3.81%	3.44%	4.08%
Portfolio turnover rate	10%(2)	9%	118%	347%	124%	118%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as, additional voluntary fee waivers and/or reimbursed expenses were (note 3):

Ratio of expenses to average net assets	1.17%(3)	1.18%	0.98%	1.01%	1.00%	0.94%
Ratio of investment income to average net assets	4.11%(3)	3.67%	3.71%	3.81%	3.44%	4.08%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

35 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.22	$46.98	$51.86	$50.62	$40.84	$52.38
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)	(0.08)	(0.48)	(0.29)	(0.17)	(0.24)
Net gain (loss) on securities (both realized and unrealized)	2.18	(6.97)	10.56	3.94	14.50	(5.27)
Total from investment operations	2.17	(7.05)	10.08	3.65	14.33	(5.51)
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Total distributions	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Net asset value, end of period	$38.39	$36.22	$46.98	$51.86	$50.62	$40.84
Total return (not reflecting sales charge)	5.99%(2)	(15.25)%	21.53%	7.39%	35.47%	(11.35)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$64,866	$65,619	$86,364	$76,508	$94,879	$75,438
Ratio of expenses to average net assets	1.72%(3)	1.67%	1.49%	1.54%	1.49%	1.41%
Ratio of net investment income (loss) to average net assets	(0.03)%(3)	(0.19)%	(0.88)%	(0.63)%	(0.35)%	(0.45)%
Portfolio turnover rate	49%(2)	102%	99%	69%	88%	123%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

36 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.63	$31.15	$39.10	$39.00	$32.49	$43.26
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.08)	(0.27)	(0.65)	(0.47)	(0.41)	(0.50)
Net gain (loss) on securities (both realized and unrealized)	1.35	(4.54)	7.66	2.98	11.47	(4.24)
Total from investment operations	1.27	(4.81)	7.01	2.51	11.06	(4.74)
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	—	––
Distributions from capital gains	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Total distributions	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Net asset value, end of period	$23.90	$22.63	$31.15	$39.10	$39.00	$32.49
Total return (not reflecting CDSC)	5.61%(2)	(15.81)%	20.64%	6.67%	34.51%	(11.96)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$3,352	$4,539	$14,321	$23,795	$36,697	$40,453
Ratio of expenses to average net assets	2.42%(3)	2.34%	2.19%	2.24%	2.20%	2.11%
Ratio of net investment income (loss) to average net assets	(0.71)%(3)	(0.97)%	(1.61)%	(1.34)%	(1.05)%	(1.17)%
Portfolio turnover rate	49%(2)	102%	99%	69%	88%	123%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

37 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$38.84	$50.04	$54.36	$52.90	$42.49	$54.23
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.00)	(0.09)	(0.48)	(0.27)	(0.14)	(0.27)
Net gain (loss) on securities (both realized and unrealized)	2.34	(7.40)	11.12	4.14	15.10	(5.44)
Total from investment operations	2.34	(7.49)	10.64	3.87	14.96	(5.71)
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	—	––
Distributions from capital gains	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Total distributions	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Net asset value, end of period	$41.18	$38.84	$50.04	$54.36	$52.90	$42.49
Total return	6.03%(2)	(15.19)%	21.56%	7.49%	35.57%	(11.33)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,012	$1,293	$3,049	$3,285	$4,292	$6,687
Ratio of expenses to average net assets	1.65%(3)	1.60%	1.44%	1.47%	1.43%	1.35%
Ratio of net investment income (loss) to average net assets	0.02%(3)	(0.19)%	(0.84)%	(0.55)%	(0.27)%	(0.49)%
Portfolio turnover rate	49%(2)	102%	99%	69%	88%	123%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/23	Year Ended December 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.82	$53.42	$57.00	$55.24	$44.11	$55.91
Income (loss) from investment operations:
Net investment income (loss)(1)	0.06	0.04	(0.37)	(0.17)	(0.02)	(0.10)
Net gain (loss) on securities (both realized and unrealized)	2.51	(7.93)	11.75	4.34	15.70	(5.67)
Total from investment operations	2.57	(7.89)	11.38	4.17	15.68	(5.77)
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	—	––
Distributions from capital gains	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Total distributions	—	(3.71)	(14.96)	(2.41)	(4.55)	(6.03)
Net asset value, end of period	$44.39	$41.82	$53.42	$57.00	$55.24	$44.11
Total return	6.15%(2)	(14.98)%	21.88%	7.71%	35.90%	(11.09)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$58,689	$59,173	$105,557	$126,001	$179,349	$176,998
Ratio of expenses to average net assets	1.42%(3)	1.36%	1.19%	1.23%	1.20%	1.11%
Ratio of net investment income (loss) to average net assets	0.27%(3)	0.09%	(0.60)%	(0.33)%	(0.05)%	(0.18)%
Portfolio turnover rate	49%(2)	102%	99%	69%	88%	123%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

39 | Aquila Funds Trust

Additional Information (unaudited):

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Aquila Funds Trust (“AFT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). AFT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC as the administrator of the program (the “Committee”).

The Board met on June 2, 2023 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 1, 2022 through April 30, 2023 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

40 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/23	Ending(1) Account Value 6/30/23	Expenses(2) Paid During Period 1/01/23 – 6/30/23	Ending Account Value 6/30/23	Expenses(2) Paid During Period 1/01/23 – 6/30/23	Net Annualized Expense Ratio
A	$1,000	$1,032.40	$ 6.05	$1,018.84	$ 6.01	1.20%
C	$1,000	$1,028.30	$ 10.06	$1,014.88	$ 9.99	2.00%
I	$1,000	$1,031.90	$ 6.55	$1,018.35	$ 6.51	1.30%
Y	$1,000	$1,034.70	$ 5.04	$1,019.84	$ 5.01	1.00%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

41 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/23	Ending(1) Account Value 6/30/23	Expenses(2) Paid During Period 1/01/23 – 6/30/23	Ending Account Value 6/30/23	Expenses(2) Paid During Period 1/01/23 – 6/30/23	Net Annualized Expense Ratio
A	$1,000	$1,059.90	$ 8.78	$1,016.27	$ 8.60	1.72%
C	$1,000	$1,056.10	$12.34	$1,012.79	$12.08	2.42%
I	$1,000	$1,060.30	$ 8.43	$1,016.61	$ 8.25	1.65%
Y	$1,000	$1,061.50	$ 7.26	$1,017.75	$ 7.10	1.42%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

42 | Aquila Funds Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Portfolio Holding Schedules

Your Fund’s Annual and Semi-Annual Reports are filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, your Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Your Fund’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, your Fund’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end are also available, free of charge, on your Fund’s website, www.aquilafunds.com (under the prospectuses & reports tab) or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with your Fund’s Portfolio Holdings Disclosure Policy, the Manager also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to your Fund’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2023, there were no proxies related to any portfolio instruments held by the Aquila High Income Fund. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website noted below. Information about how the Aquila Opportunity Growth Fund voted proxies relating to securities held in the Fund’s portfolio during the 12-month period ended June 30, 2023 is available upon request, without charge, at www.aquilafunds.com or on the SEC’s website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2022, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Ordinary Income	Long-Term Capital Gains
Aquila High Income Fund	100%	—
Aquila Opportunity Growth Fund	13%	87%

Prior to February 15, 2023, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2022 calendar year.

43 | Aquila Funds Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Officers

Diana P. Herrmann, President

Paul G. O’Brien, Senior Vice President

Pedro V. Marcal, Vice President

John P. McPeake, Vice President

David M. Schiffman, Vice President

Steven Yang, Assistant Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY Mellon Investment Servicing (US) Inc.

118 Flanders Road

Westborough, Massachusetts 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AFTSAR-0823

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.   EXHIBITS

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

September XX, 2023

By:  /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September XX, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

September XX, 2023

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September XX, 2023